NATIXIS FUNDS

Supplement dated June 28, 2019 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES HIGH INCOME FUND

(the “Fund”)

Effective July 1, 2019, Loomis, Sayles & Company, L,P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.42%	0.42%	0.29%	0.42%[1]	0.42%
Total annual fund operating expenses	1.27%	2.02%	0.89%	1.27%	1.02%
Fee waiver and/or expense reimbursement[2,3]	0.27%	0.27%	0.19%	0.27%	0.27%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	1.75%	0.70%	1.00%	0.75%

[1]	Other expenses are estimated for the current fiscal year.
[2]

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[3]

Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$523	$763	$1,046	$1,851
Class C	$278	$585	$1,041	$2,307
Class N	$72	$248	$458	$1,063
Class T	$349	$594	$882	$1,702
Class Y	$77	$274	$514	$1,202

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$178	$585	$1,041	$2,307

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

(the “Fund)

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.76%, 1.51%, 0.46%, 0.76%, 0.51% and 1.01% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y	Admin Class
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.25%
Other expenses	0.17%	0.17%	0.08%	0.17%[1]	0.17%	0.42 [2]
Total annual fund operating expenses	0.82%	1.57%	0.48%	0.82%	0.57%	1.07%
Fee waiver and/or expense reimbursement[3]	0.06%	0.06%	0.02%	0.06%	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76%	1.51%	0.46%	0.76%	0.51%	1.01%

[1]	Other expenses are estimated for the current fiscal year.
[2]	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
[3]

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.76%, 1.51%, 0.46%, 0.76%, 0.51% and 1.01% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T, Y and Admin Class shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$499	$665	$850	$1,385
Class C	$254	$485	$845	$1,858
Class N	$47	$150	$265	$600
Class T	$326	$494	$683	$1,228
Class Y	$52	$171	$307	$703
Admin Class	$103	$329	$579	$1,295

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$154	$485	$845	$1,858

GATEWAY FUND

(the “Fund”)

The text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of the Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses attributable to accounts admitted to Class N shares via a prospectus provision that allows Natixis Distribution, L.P., at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N shares. This undertaking is in effect through June 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

LOOMIS SAYLES STRATEGIC ALPHA FUND

The biographical information for Matthew J. Eagan, under “Loomis Sayles” in the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is amended to include the following:

Matthew J. Eagan is an Executive Vice President and a member of the Board of Directors of Loomis Sayles.

LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

The biographical information for Elaine M. Stokes under “Loomis Sayles” in the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is amended to include the following:

Elaine M. Stokes is an Executive Vice President and a member of the Board of Directors of Loomis Sayles.

NATIXIS OAKMARK INTERNATIONAL FUND

(the “Fund”)

Effective July 1, 2019, the Fund’s Board of Trustees approved a proposal to revise the advisory fee rate from 0.85% on all assets to 0.85% on the first $150 million in assets, 0.75% on the next $850 million in assets and 0.70% on assets thereafter. Additionally, the Fund’s Board of Trustees approved a proposal to revise the sub-advisory fee rate from 0.60% on all assets to 0.60% on the first $150 million in assets, 0.50% on the next $850 million in assets and 0.45% on assets thereafter. In addition, effective July 1, 2019, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.37%, 2.12%, 1.07%, 1.37% and 1.12% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses[2]	0.20%	0.21%	0.16%	0.20%[3]	0.21%
Total annual fund operating expenses	1.21%	1.97%	0.92%	1.21%	0.97%
Fee waiver and/or expense reimbursement[4,5]	0.00%	0.00%	0.03%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.21%	1.97%	0.89%	1.21%	0.97%

[1]	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective July 1, 2019.
[2]	Other expenses have been restated to reflect current custodian fees for the Fund effective October 1, 2018.
[3]	Other expenses are estimated for the current fiscal year.
[4]

The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.37%, 2.12%, 1.07%, 1.37% and 1.12% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[5]

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class N is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$691	$937	$1,202	$1,957
Class C	$300	$618	$1,062	$2,296
Class N	$91	$290	$506	$1,128
Class T	$370	$624	$898	$1,679
Class Y	$99	$309	$536	$1,190

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$200	$618	$1,062	$2,296

VAUGHAN NELSON SMALL CAP VALUE FUND

(the “Fund”)

Effective July 1, 2019, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.34%, 2.09%, 1.04%, 1.34% and 1.09% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.23%	0.22%	14.27%	0.23%[1]	0.22%
Acquired Fund Fees and Expenses[2]	0.12%	0.12%	0.12%	0.12%	0.12%
Total annual fund operating expenses	1.50%	2.24%	15.29%	1.50%	1.24%
Fee waiver and/or expense reimbursement[3,4]	0.04%	0.03%	14.21%	0.04%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.46%	2.21%	1.08%	1.46%	1.21%

[1]	Other expenses are estimated for the current fiscal year.
[2]

The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[3]

The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.34%, 2.09%, 1.04%, 1.34% and 1.09% of the Fund’s average daily net assets for Class A, C, N, T, and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T, and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$715	$1,015	$1,340	$2,256
Class C	$324	$695	$1,195	$2,570
Class N	$111	$2,007	$4,613	$9,113
Class T	$395	$705	$1,041	$1,989
Class Y	$123	$388	$676	$1,495

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$224	$695	$1,195	$2,570

VAUGHAN NELSON VALUE OPPORTUNITY FUND

(the “Fund”)

Effective July 1, 2019, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.19%	0.18%	0.08%	0.19%[1]	0.19%
Acquired Fund Fees and Expenses[2]	0.21%	0.21%	0.21%	0.21%	0.21%
Total annual fund operating expenses	1.45%	2.19%	1.09%	1.45%	1.20%
Fee waiver and/or expense reimbursement[3]	0.04%	0.03%	0.00%	0.04%	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.41%	2.16%	1.09%	1.41%	1.16%

[1]	Other expenses are estimated for the current fiscal year.
[2]

The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[3]

The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class A, C, T and Y shares is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$710	$1,000	$1,315	$2,204
Class C	$319	$680	$1,169	$2,519
Class N	$111	$347	$601	$1,329
Class T	$390	$690	$1,015	$1,936
Class Y	$118	$374	$652	$1,448

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$219	$680	$1,169	$2,519

ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund

ASG Global Alternatives Fund	Mirova Global Green Bond Fund

ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund

ASG Tactical U.S. Market Fund	Mirova International Sustainable Equity Fund

Gateway Equity Call Premium Fund	Natixis Oakmark Fund

Gateway Fund	Natixis Oakmark International Fund

Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund

Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Small Cap Value Fund

Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Value Opportunity Fund

Loomis Sayles Strategic Alpha Fund

(each a “Fund”)

Effective July 1, 2019, the following is added to the Prospectus as “APPENDIX B – Financial Intermediary Specific Commissions & Investment Minimum Waivers”.

APPENDIX B – Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”)

Pursuant to an agreement with the Funds, Class Y shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in each Fund’s Class Y shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. Shares of each Fund are available in other share classes that have different fees and expenses.

The initial and subsequent investment minimums for Class Y shares are waived for transactions through such brokerage platforms at UBS-FS.

LOOMIS SAYLES FUNDS

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated June 28, 2019 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2019, Natixis Funds Statements of Additional Information, dated February 1, 2019, April 1, 2019, May 1, 2019 and June 1, 2019, and the Natixis ETFs Statements of Additional Information, dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Small Cap Value Fund

ASG Dynamic Allocation Fund	Loomis Sayles Small/Mid Cap Growth Fund

ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund

ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Income Fund

ASG Tactical U.S. Market Fund	McDonnell Intermediate Municipal Bond Fund

Gateway Fund	Mirova Global Green Bond Fund

Gateway Equity Call Premium Fund	Mirova Global Sustainable Equity Fund

Loomis Sayles Bond Fund	Mirova International Sustainable Equity Fund

Loomis Sayles Core Plus Bond Fund	Natixis Loomis Sayles Short Duration Income ETF

Loomis Sayles Fixed Income Fund	Natixis Oakmark Fund

Loomis Sayles Global Allocation Fund	Natixis Oakmark International Fund

Loomis Sayles Global Bond Fund	Natixis Seeyond International Minimum Volatility ETF

Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2015 Fund®

Loomis Sayles Growth Fund	Natixis Sustainable Future 2020 Fund®

Loomis Sayles High Income Fund	Natixis Sustainable Future 2025 Fund®

Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2030 Fund®

Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2035 Fund®

Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2040 Fund®

Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 Fund®

Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 Fund®

Loomis Sayles Investment Grade Fixed Income	Natixis Sustainable Future 2055 Fund®

Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2060 Fund®

Loomis Sayles Multi-Asset Income Fund	Natixis U.S. Equity Opportunities Fund

Loomis Sayles Securitized Asset Fund	Vaughan Nelson Select Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Small Cap Value Fund

Loomis Sayles Small Cap Growth Fund	Vaughan Nelson Value Opportunity Fund

Effective July 1, 2019, Peter J. Smail has resigned as Chairperson of the Contract Review Committee and has been appointed as a member of the Audit Committee, Wendell J. Knox has been appointed as Chairperson of the Contract Review Committee and Richard A. Goglia has resigned from the Audit Committee and has been appointed as a member of the Contract Review Committee.

Accordingly, the table in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby updated to reflect the above stated changes. In addition, the list of the members of the Audit Committee, Contract Review Committee and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review Committee	Governance Committee
Erik R. Sirri – Chairperson	Wendell J. Knox – Chairperson	Cynthia L. Walker – Chairperson
Edmond J. English	Richard A. Goglia	Edmond J. English
Martin T. Meehan	Maureen B. Mitchell	Wendell J. Knox
Peter J. Smail	James P. Palermo	Peter J. Smail
Cynthia L. Walker

As Chairperson of the Board, Mr. Drucker is an ex officio member of each Committee.

LOOMIS SAYLES BOND FUND

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.67%, 0.92%, 1.17% and 0.62% of the Fund’s average daily net assets for Institutional Class, Retail Class, Admin Class and Class N shares, respectively. This undertaking is in effect through January 31, 2021. Accordingly, the table regarding advisory fee expense limits within the section “Investment Advisory and Other Services” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Bond Fund
Institutional	0.67%	July 1, 2019
Retail	0.92%	July 1, 2019
Admin	1.17%	July 1, 2019
Class N	0.62%	July 1, 2019

LOOMIS SAYLES GLOBAL GROWTH FUND

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through March 31, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Global Growth Fund
Class A	1.25%	July 1, 2019
Class C	2.00%	July 1, 2019
Class N	0.95%	July 1, 2019
Class T	1.25%	July 1, 2019
Class Y	1.00%	July 1, 2019

LOOMIS SAYLES HIGH INCOME FUND

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
High Income Fund*
Class A	1.00%	July 1, 2019
Class C	1.75%	July 1, 2019
Class N	0.70%	July 1, 2019
Class T	1.00%	July 1, 2019
Class Y	0.75%	July 1, 2019

*

Natixis Advisors, L.P. (“Natixis Advisors”) will bear a portion of the waiver and/or expense reimbursement. The Natixis Advisors portion of the waiver and/or expense reimbursement will be equal to the ratio of the Natixis Advisors Support Services Fee divided by the management fee earned by Loomis Sayles.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.76%, 1.51%, 0.46%, 0.76%, 0.51% and 1.01% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T, Class Y and Admin Class shares, respectively. This undertaking is in effect through April 30, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Investment Grade Bond Fund*
Class A	0.76%	July 1, 2019
Class C	1.51%	July 1, 2019
Class N	0.46%	July 1, 2019
Class T	0.76%	July 1, 2019
Class Y	0.51%	July 1, 2019
Admin Class	1.01%	July 1, 2019

*

Natixis Advisors, L.P. (“Natixis Advisors”) will bear a portion of the waiver and/or expense reimbursement. The Natixis Advisors portion of the waiver and/or expense reimbursement will be equal to the ratio of the Natixis Advisors Support Services Fee divided by the management fee earned by Loomis Sayles.

NATIXIS OAKMARK INTERNATIONAL FUND

Effective July 1, 2019, the table regarding advisory fee rates within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Advisory fee payable by Fund to Natixis Advisors (as a % of average daily net assets of the Fund)
Natixis Oakmark International Fund	0.85% of the first $150 million 0.75% of the next $850 million 0.70% of the amounts in excess of $1 billion

Effective July 1, 2019, the table regarding sub-advisory fee rates within the sub-section “Sub-Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Subadvisory fee payable to Subadviser (as a % of average daily net assets of the Fund/Segment
Natixis Oakmark International Fund	0.60% of the first $150 million 0.50% of the next $850 million 0.45% of the amounts in excess of $1 billion

Effective July 1, 2019, Natixis Advisors L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.37%, 2.12%, 1.07%, 1.37% and 1.12% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Natixis Oakmark International Fund****
Class A	1.37%	July 1, 2019
Class C	2.12%	July 1, 2019
Class N	1.07%	July 1, 2019
Class T	1.37%	July 1, 2019
Class Y	1.12%	July 1, 2019

****

Harris Associates L.P. (“Harris Associates”) and Natixis Advisors have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub-advisory fees, respectively.

VAUGHAN NELSON SELECT FUND

Effective July 1, 2019, the table regarding advisory fee rates within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Date of Agreement	Advisory Fee Payable by Fund to Natixis Advisors (as a % of average daily net assets of the Fund)
Select Fund	June 29, 2012, as amended July 1, 2019	0.75%

Effective July 1, 2019, Natixis Advisors L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through March 31, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Select Fund
Class A	1.15%	July 1, 2019
Class C	1.90%	July 1, 2019
Class N	0.85%	July 1, 2019
Class T	1.15%	July 1, 2019
Class Y	0.90%	July 1, 2019

VAUGHAN NELSON SMALL CAP VALUE FUND

Effective July 1, 2019, Natixis Advisors L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.34%, 2.09%, 1.04%, 1.34% and 1.09% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Small Cap Value Fund*****
Class A	1.34%	July 1, 2019
Class C	2.09%	July 1, 2019
Class N	1.04%	July 1, 2019
Class T	1.34%	July 1, 2019
Class Y	1.09%	July 1, 2019

*****

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) and Natixis Advisors have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub-advisory fees, respectively.

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Effective July 1, 2019, Natixis Advisors L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Value Opportunity Fund*****
Class A	1.20%	July 1, 2019
Class C	1.95%	July 1, 2019
Class N	0.90%	July 1, 2019
Class T	1.20%	July 1, 2019
Class Y	0.95%	July 1, 2019

*****

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) and Natixis Advisors have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub-advisory fees, respectively.

Loomis Sayles High Income Fund	Natixis Oakmark Fund

Loomis Sayles Investment Grade Bond Fund	Natixis Oakmark International Fund

Loomis Sayles Multi-Asset Income Fund	Natixis U.S. Equity Opportunities Fund

Mirova Global Green Bond Fund	Vaughan Nelson Small Cap Value Fund

Mirova Global Sustainable Equity Fund	Vaughan Nelson Value Opportunity Fund

Mirova International Sustainable Equity Fund

Effective immediately, the second paragraph within the section “Transfer Agency Expenses” is replaced with the following:

Natixis Advisors has given a binding contractual undertaking to reimburse the Class N shares of the Funds for any and all transfer agency expenses attributable to accounts admitted to Class N via a prospectus provision that allows the Distributor, at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N. Such reimbursement will be in effect during the period July 1, 2019 to June 30, 2021 and may be terminated before then only with the consent of the Board.

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Global Allocation Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund

Loomis Sayles Global Growth Fund	Loomis Sayles Strategic Income Fund

Loomis Sayles Growth Fund	Vaughan Nelson Select Fund

Loomis Sayles Intermediate Duration Bond Fund

Effective immediately, the second paragraph in the sub-section “Transfer Agency Expenses” within the section “Other Arrangements” is replaced with the following:

Natixis Advisors has given a binding contractual undertaking to reimburse the Class N shares of the Funds for any and all transfer agency expenses attributable to accounts admitted to Class N via a prospectus provision that allows the Distributor, at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N. Such reimbursement will be in effect during the period July 1, 2019 to June 30, 2021 and may be terminated before then only with the consent of the Board.

ASG Global Alternatives Fund	Gateway Equity Call Premium Fund

ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund

Gateway Fund	McDonnell Intermediate Municipal Bond Fund

Effective immediately, the fourth paragraph in the sub-section “Transfer Agency Expenses” within the section “Other Arrangements” is replaced with the following:

Natixis Advisors has given a binding contractual undertaking to reimburse the Class N shares of the Funds for any and all transfer agency expenses attributable to accounts admitted to Class N via a prospectus provision that allows the Distributor, at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N. Such reimbursement will be in effect during the period July 1, 2019 to June 30, 2021 and may be terminated before then only with the consent of the Board.

AEW GLOBAL FOCUSED REAL ESTATE FUND

Effective immediately, the second paragraph in the sub-section “Transfer Agency Expenses” within the section “Fund Charges and Expenses” is replaced with the following:

Natixis Advisors has given a binding contractual undertaking to reimburse the Class N shares of the Funds for any and all transfer agency expenses attributable to accounts admitted to Class N via a prospectus provision that allows the Distributor, at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N. Such reimbursement will be in effect during the period July 1, 2019 to June 30, 2021 and may be terminated before then only with the consent of the Board.